Summary of Significant Accounting Policies (Details) - Schedule of balance of deposits for property and equipment - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of the Balance of Deposits for Property and Equipment for the Years Ended [Abstract]
Opening balance	$ 43,094,881	$ 1,324,963
Ending balance	2,594,881	43,094,881
Reclassification to property and equipment	(40,500,000)	(1,199,913)
Addition of deposits for property and equipment		43,094,881
Write-off of deposit		$ (125,050)